VIRTUS QUALITY SMALL-CAP FUND
Virtus Quality Small-Cap Fund

Virtus Quality Small-Cap Fund

a series of Virtus Equity Trust

Supplement dated November 1, 2016 to the Summary Prospectus dated July 29, 2016, and

Virtus Equity Trust Statutory Prospectus dated July 29, 2016, as supplemented

Important Notice to Investors

As of November 1, 2016, Virtus Quality Small-Cap Fund is offering Class R6 Shares, in addition to the share classes already offered by the fund. Accordingly, the fund’s prospectuses are hereby amended to add the following disclosure.

The cover page of the statutory prospectus is hereby revised by replacing the row showing ticker symbols for the fund’s share classes with the row shown below:

	A	B	C	I	R6
Virtus Quality Small-Cap Fund	PQSAX		PQSCX	PXQSX	VQSRX

The tables under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus are hereby revised to add the Class R6 column and to revise the associated footnote as shown below:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VIRTUS QUALITY SMALL-CAP FUND Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VIRTUS QUALITY SMALL-CAP FUND Class R6
Management Fee	0.70%
Distribution and Shareholder Servicing (12b-1) Fees	none
Other Expenses	0.24%	[1]
Total Annual Fund Operating Expenses	0.94%
[1]	Estimated for current fiscal year, as annualized.

The Example table is hereby revised to add the Class R6 row as shown below:
Expense Example	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS QUALITY SMALL-CAP FUND | Class R6 | USD ($)	Sold	96	300	520	1,155

Expense Example, No Redemption	Share Status	1 Year	3 Years	5 Years	10 Years
VIRTUS QUALITY SMALL-CAP FUND | Class R6 | USD ($)	Held	96	300	520	1,155